Expense Example - VIPInvestorFreedomFunds-InvestorComboPRO - VIPInvestorFreedomFunds-InvestorComboPRO - VIP Investor Freedom 2040 Portfolio - VIP Investor Freedom 2040 Portfolio	Apr. 30, 2025 USD ($)
Expense Example:
1 year	$ 67
3 years	211
5 years	368
10 years	$ 822